Basis of presentation and accounting policies - Inframerica Concessionaria do Aeroporto de Brasilia S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Non-current assets	$ 2,792,066	$ 3,188,320
Current assets	749,910	647,468
Total assets	3,541,976	3,835,788
Non-current liabilities	2,052,139	2,297,100
Current liabilities	685,928	676,319
Total liabilities	2,738,067	2,973,419
Equity	803,909	862,369	$ 773,608	$ 805,286
Revenue recognized	1,400,038	1,378,663	706,913
Gross profit	485,361	415,685	84,532
Operating income	540,637	304,575	6,460
Financial results	(345,519)	(113,087)	(96,500)
Income tax	(24,241)	24,883	69,111
Net loss	226,467	165,635	(180,976)
Other comprehensive (loss) / income for the year	(281,750)	92,007	138,722
Total comprehensive loss for the year	(55,283)	257,642	(42,254)
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB")
Disclosure of subsidiaries [line items]
Non-current assets	666,428	645,847
Current assets	86,371	86,134
Total assets	752,799	731,981
Non-current liabilities	906,312	841,901
Current liabilities	215,761	190,784
Total liabilities	1,122,073	1,032,685
Equity	(369,274)	(300,704)
Revenue recognized	100,252	79,713	51,706
Gross profit	31,262	19,047	1,909
Operating income	37,816	21,328	11,702
Financial results	(102,953)	(114,550)	(124,815)
Income tax	3,250	(12,409)	(9,320)
Net loss	(61,887)	(105,631)	(122,433)
Other comprehensive (loss) / income for the year	(25,918)	(13,748)	14,898
Total comprehensive loss for the year	(87,805)	(119,379)	(107,535)
Increase / (decrease) in cash
Provided by / (used in) operating activities	6,876	32,188	(585)
Used in investing activities	(16)	(53)	(459)
(Used in)/ provided by financing activities	$ (12,784)	$ 17,003	$ 457